Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2016	Sep. 30, 2015
Current assets
Cash and cash equivalents	[1]	$ 1,239	$ 2,743
Accounts and Notes Receivable, net of allowance	[1]	4,243	4,428
Accrued interest	[1]	385
Due from related companies	[1]	6,152
Inventories, net	[1]	90	166
Other receivables and prepayments	[1]	225	152
Total Current Assets		12,334	7,489
Non-current assets
Due from related companies			5,739
Property and Equipment, net	[1]	10,863	11,895
Intangible assets	[1]	527	571
Total Assets		23,724	25,694
Current liabilities
Accounts payable	[1]	1,277	2,067
Advances from customers	[1]	381	392
Other payables and accruals	[1]	195	155
Taxes payable	[1]	1,406	1,551
Amounts due to related parties	[1]
Dividend payable	[1]	775	812
Total Current Liabilities		4,034	4,977
Stockholders' equity
Ordinary share ($0.01 par value, 100,000,000 shares authorized, 1,405,000 shares issued and outstanding as of September 30, 2016 and 2015, respectively)		14	14
Additional paid in capital	[1]	22,233	22,233
Appropriated retained earnings	[1]	2,060	1,615
Unappropriated retained earnings	[1]	(7,227)	(6,622)
Accumulated other comprehensive income	[1]	2,610	3,477
Total Shareholders' Equity		19,690	20,717
Total Liabilities and Shareholders' Equity		$ 23,724	$ 25,694

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).